Going Concern - Narrative (Details) - USD ($)		3 Months Ended	12 Months Ended
	Dec. 31, 2018	Mar. 31, 2019	Dec. 31, 2018	Sep. 30, 2016
Revolving Credit Facility
Debt Instrument [Line Items]
Line of credit	$ 144,200,000	$ 181,400,000	$ 144,200,000
Springing maturity period		181 days	181 days
Senior Notes | Senior Notes 9.125 Percent Due 2020
Debt Instrument [Line Items]
Principal	585,000,000	$ 585,000,000	$ 585,000,000
Term Loan | Term Loan Due September 2022
Debt Instrument [Line Items]
Principal	1,075,250,000	$ 1,072,500,000	$ 1,075,250,000	$ 1,100,000,000
Springing maturity period		181 days	181 days
Revolving Credit Facility | Revolving Credit Facility Waiver Agreement
Debt Instrument [Line Items]
Borrowing capacity	$ 195,000,000	$ 195,000,000	$ 195,000,000
Alternate Base | Revolving Credit Facility | Revolving Credit Facility Waiver Agreement
Debt Instrument [Line Items]
Variable interest rate base floor	3.00%	3.00%